Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Statement
Entity Registrant Name	Manchester United plc
Entity File Number	001-35627
Entity Address, Address Line One	Sir Matt Busby Way
Entity Address, Address Line Two	Old Trafford
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	Manchester
Entity Address, Country	GB
Entity Address, Postal Zip Code	M16 0RA
Title of 12(b) Security	Class A ordinary shares, par value $0.0005 per share
Trading Symbol	MANU
Security Exchange Name	NYSE
Entity Central Index Key	0001549107
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	Manchester, United Kingdom
Document Financial Statement Error Correction [Flag]	false
Class A ordinary shares
Statement
Entity Common Stock, Shares Outstanding	56,143,220
Class B ordinary shares
Statement
Entity Common Stock, Shares Outstanding	116,348,173
Executive Vice Chairman
Statement
Contact Personnel Name	Omar Berrada
Entity Address, Address Line One	Sir Matt Busby Way
Entity Address, Address Line Two	Old Trafford
Entity Address, City or Town	Manchester
Entity Address, Country	GB
Entity Address, Postal Zip Code	M16 0RA
City Area Code	(0) 161
Local Phone Number	676 7770
Contact Personnel Email Address	ir@manutd.co.uk